Fees Summary	Dec. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,130,000
Previously Paid Amount	0.00
Total Fee Amount	156.05
Total Offset Amount	0.00
Net Fee	156.05
Narrative - Max Aggregate Offering Price	$ 1,130,000
Final Prospectus	true